UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 100
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 503-607-0044

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             4/25/2013
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                100

Form 13F Information Value Total (thousands):     $120,523

List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                           TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
3M Company              COM                    88579Y101    1869     17584  SH            Sole                 17284           300
Abbott Labs             COM                    002824100     846     23953  SH            Sole                 23153           800
AbbVie                  COM                    00287Y109     863     21150  SH            Sole                 21150
Accenture PLC           COM                    g1151c101     973     12802  SH            Sole                 12702           100
ADP                     COM                    053015103    1824     28042  SH            Sole                 28042
Amgen                   COM                    031162100     210      2050  SH            Sole                  2050
AMN Healthcare          COM                    001744101     369     23296  SH            Sole                 23296
Apple Computer          COM                    037833100    1087      2455  SH            Sole                  2435            20
AutoZone Inc.           COM                    053332102    1600      4033  SH            Sole                  4033
Bank of New York        COM                    064058100     917     32775  SH            Sole                 32375           400
BlackRock               COM                    09247X101    1491      5805  SH            Sole                  5805
BLDRS  Index FDS TR     Developed
                        Market Index          109348r201     719     33219  SH            Sole                 33219
Broadridge Fin Sol      COM                    11133T103     245      9873  SH            Sole                  9873
Charles Schwab Co.      COM                    808513105     840     47466  SH            Sole                 47466
ChevronTexaco           COM                    166764100    2060     17338  SH            Sole                 17058           280
Cisco Systems           COM                    17275R102    1216     58174  SH            Sole                 57824           350
Clorox                  COM                    189054109    1594     18010  SH            Sole                 17690           320
CME Group Inc.          COM                    12572Q105    1157     18827  SH            Sole                 18727           100
Coach                   COM                    189754104     212      4246  SH            Sole                  4246
Coca Cola Co.           COM                    191216100    2175     53785  SH            Sole                 53785
Colgate Palmolive       COM                    194162103    1457     12343  SH            Sole                 12343
CoStar Group            COM                    22160N109     394      3599  SH            Sole                  3599
Diageo PLC              Sponsored ADR          25243Q205    1695     13468  SH            Sole                 13468
Disney (Walt)           COM                    254687106    1433     25227  SH            Sole                 25227
DST Systems             COM                    233326107     254      3565  SH            Sole                  3565
Eaton Vance             COM                    278265103     414      9909  SH            Sole                  9909
eBay Inc.               COM                    278642103    1254     23121  SH            Sole                 23121
Ecolab                  COM                    278865100    1373     17121  SH            Sole                 17121
Emerson Elec.           COM                    291011104    1840     32934  SH            Sole                 32254           680
Equifax                 COM                    294429105     468      8131  SH            Sole                  8131
Expeditors Int'l        COM                    302130109     249      6969  SH            Sole                  6969
Exxon Mobil             COM                    30231G102    1687     18720  SH            Sole                 18720
Factset Research        COM                    303075105     287      3094  SH            Sole                  3094
Federated Investors     COM                    314211103     654     27629  SH            Sole                 26329          1300
FICO                    COM                    303250104     307      6711  SH            Sole                  6711
Forward Air             COM                    349853101     288      7713  SH            Sole                  7713
Franklin Resources      COM                    354613101    1341      8891  SH            Sole                  8891
Google                  COM                    38259P508    1526      1921  SH            Sole                  1921
Home Depot              COM                    437076102    1497     21458  SH            Sole                 21458
Integra Lifesciences    COM                    457985208     223      5714  SH            Sole                  5714
Intel Corp.             COM                    458140100    1142     52320  SH            Sole                 52020           300
INVESCO Ltd.            COM                    46127U104    1462     50471  SH            Sole                 50471
iShares                 1-3 Year
                        Treasury Index         464287457    1135     13436  SH            Sole                 13436
iShares                 Barclays Int.
                        Gov't/Credit           464288612   10642     94710  SH            Sole                 94650            60
iShares                 Global Timber Index    464288174    3112     62352  SH            Sole                 62052           300
iShares                 High Yid Corp Bond     464288513     326      3460  SH            Sole                  3460
iShares                 MSCI EAFE Index        464287465    4401     74613  SH            Sole                 74613
iShares                 MSCI World x/U.S.      78463x848    4121    125132  SH            Sole                125132
iShares                 S&P US Preferred
                        Stock Index            464288687     374      9231  SH            Sole                  9231
iShares                 S&P 500 Index          464287200    2489     15819  SH            Sole                 15819
iShares                 S&P SmallCap
                        600 Index              464287804     207      2380  SH            Sole                  2380
iShares                 Dow Jones Select
                        Dividend Index         464287168    1378     21739  SH            Sole                 21739
iShares                 Wilshire 4500 Index    922908652     331      4855  SH            Sole                  4855
Janus Capital           COM                    47102X105     211     22435  SH            Sole                 22435
Johnson & Johnson       COM                    478160104    2878     35303  SH            Sole                 34743           560
Kellogg                 COM                    487836108    1158     17972  SH            Sole                 17552           420
Kraft Foods             COM                    50076Q106     706     13698  SH            Sole                 13248           450
Laboratory Corp.        COM                    50540R409    1021     11316  SH            Sole                 11216           100
Legg Mason              COM                    524901105     480     14931  SH            Sole                 14931
Lockheed Martin         COM                    539830109     999     10348  SH            Sole                 10348
Marsh & McLennan        COM                    571748102     497     13098  SH            Sole                 13098
Medtronic               COM                    585055106     874     18611  SH            Sole                 18611
Mettler-Toledo          COM                    592688105     392      1837  SH            Sole                  1837
Microchip Tech.         COM                    595017104     952     25898  SH            Sole                 25898
Microsoft               COM                    594918104    1378     48185  SH            Sole                 46785          1400
Mondelez                COM                    50075N104    1047     34193  SH            Sole                 33343           850
NIKE Inc.               COM                    654106103    1606     27221  SH            Sole                 27221
Oracle Corp.            COM                    68389X105    2222     68739  SH            Sole                 68539           200
Orbotech Ltd Ord        COM                    m75253100     101     10059  SH            Sole                 10059
Paychex                 COM                    704326107    1421     40528  SH            Sole                 39728           800
PepsiCo Inc.            COM                    713448108    2730     34513  SH            Sole                 34513
Plains All American
  Pipeline L            COM                    726503105     203      3600  SH            Sole                  3600
PNC Financial           COM                    693475105     572      8608  SH            Sole                  8608
PPG Industries          COM                    693506107     924      6900  SH            Sole                  6900
Procter & Gamble        COM                    742718109    2019     26200  SH            Sole                 26200
Schwab Strategic Trust  U.S. Dividend Equity   808524797     455     14320  SH            Sole                 14320
Schwab Strategic Trust  International Equity   808524805    3777    135679  SH            Sole                133679          2000
Schwab Strategic Trust  U.S. Large Cap         808524201    1164     31165  SH            Sole                 31165
Schwab Strategic Trust  U.S. Small Cap         808524607     221      5159  SH            Sole                  5159
SEI Investments         COM                    784117103     334     11593  SH            Sole                 11593
Sherwin Williams        COM                    824348106    1146      6785  SH            Sole                  6785
Simpson Manufacturing   COM                    829073105     225      7365  SH            Sole                  7365
Sirona Dental           COM                    82966c103     324      4391  SH            Sole                  4391
SPDR Index SHS FDS      DJ Wilshire REIT       78464A607    2334     30061  SH            Sole                 30061
Stanley Black & Decker  COM                    854502101    1677     20709  SH            Sole                 20179           530
Starbucks               COM                    855244109     789     13848  SH            Sole                 13048           800
State Street            COM                    857477103    1106     18719  SH            Sole                 18719
Sysco Foods             COM                    871829107    1301     37000  SH            Sole                 35800          1200
T. Rowe Price           COM                    74144T108     429      5734  SH            Sole                  5734
Tejon Ranch             COM                    879080109     264      8867  SH            Sole                  8867
Texas Instruments       COM                    882508104     737     20758  SH            Sole                 20758
Time Warner Inc.        COM                    887317105     933     16197  SH            Sole                 16197
Unilever PLC            Sponsored ADR          904767704    1405     33254  SH            Sole                 33254
United Parcel Service   COM                    911312106    1559     18144  SH            Sole                 18144
US Bancorp              COM                    902973106     344     10132  SH            Sole                  9446           686
Vishay Precision        COM                    92835k103     249     16939  SH            Sole                 16939
Wal-Mart Stores         COM                    931142103    1455     19451  SH            Sole                 19311           140
Waters                  COM                    941848103     398      4239  SH            Sole                  4239
Wells Fargo             COM                    949746101    1206     32598  SH            Sole                 32598
World Fuel Services     COM                    981475106     272      6842  SH            Sole                  6842